Activity in the Liability for Unpaid Losses and Loss Adjustment Expenses for Property and Casualty Insurance (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Activity in the Liability for Unpaid Losses and Loss Adjustment Expenses for Property and Casualty Insurance
Activity in the liability for unpaid losses and loss adjustment expenses for our Property and Casualty Insurance operating segment is summarized as follows:
	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Balance at January 1	$382,328	$276,355	$271,677
Less: reinsurance recoverable	223,865	167,315	162,711
Net balance at January 1	158,463	109,040	108,966
Incurred related to:
Current year	8,962	9,297	9,453
Prior years	7,036	56,445	7,832
Total incurred	15,998	65,742	17,285
Paid related to:
Current year	4,405	5,049	4,971
Prior years	16,402	11,270	12,240
Total paid	20,807	16,319	17,211
Net balance at December 31	153,654	158,463	109,040
Plus: reinsurance recoverable	176,439	223,865	167,315
Balance at December 31	$330,093	$382,328	$276,355

The liability for incurred losses and loss adjustment expenses (net of reinsurance recoverable of $176.4 million) decreased by $4.8 million in 2012.